Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	As of December 31, 2022
	Leverage	Tier 1 Risk Based	Common Equity Tier 1	Total Risk Based

The Middlefield Banking Company	11.16%	12.63%	12.63%	13.61%
Middlefield Banc Corp.	11.30%	12.80%	12.25%	13.78%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%
	As of December 31, 2021
	Leverage	Tier 1 Risk Based	Common Equity Tier 1	Total Risk Based

The Middlefield Banking Company	9.80%	12.72%	12.72%	13.97%
Middlefield Banc Corp.	10.02%	12.96%	12.18%	14.21%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%